CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) ¥ in Thousands, $ in Thousands	Issued capital [member] USD ($)	Issued capital [member] CNY (¥)	Other reserves [member] USD ($)	Other reserves [member] CNY (¥)	Retained earnings [member] USD ($)	Retained earnings [member] CNY (¥)	Other Comprehensive Income Loss [Member] USD ($)	Other Comprehensive Income Loss [Member] CNY (¥)	Total [Member] USD ($)	Total [Member] CNY (¥)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2020		¥ 419,091		¥ 787,987		¥ (1,031,187)		¥ (3,164)		¥ 172,727		¥ 119,072		¥ 291,799
IfrsStatementLineItems [Line Items]
Profit for the period						(27,993)				(27,993)		(1,842)		(29,835)
Foreign currency translation adjustments								(6,896)		(6,896)				(6,896)
Total comprehensive income						(27,993)		(6,896)		(34,889)		(1,842)		(36,731)
Dividends paid to non-controlling shareholders						(5,048)				(5,048)				(5,048)
Issuance of shares		31,691								31,691				31,691
Equity-settled share-based payment				2,311						2,311				2,311
Ending balance, value at Jun. 30, 2021		450,782		790,298		(1,064,228)		(10,060)		166,792		117,230		284,022
Beginning balance, value at Dec. 31, 2021		450,782		719,110		(1,084,387)		(10,821)		74,684		107,353		182,037
IfrsStatementLineItems [Line Items]
Profit for the period						1,949				1,949		1,724	$ 550	3,673
Foreign currency translation adjustments								745		745				745
Total comprehensive income						1,949		745		2,694		1,724		4,418
Ending balance, value at Jun. 30, 2022		¥ 450,782		¥ 719,110		¥ (1,082,438)		¥ (10,076)		¥ 77,378		¥ 109,077		186,455
Ending Balance at Jun. 30, 2022	$ 67,286		$ 107,338		$ (161,570)		$ (1,504)		$ 11,550		$ 16,281		$ 27,831	¥ 186,455